EQUITY	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

NOTE 10 – EQUITY

The Company is authorized to issue an unlimited number of Class A Ordinary Shares at no par value and Class B Ordinary Shares at no par value.

Prior period share amounts for the year ended December 31, 2025 have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.

As of June 30, 2026 and December 31, 2025, there were 2,750,784 and 2,736,435 shares of Class A Ordinary Share issued and outstanding, respectively.

As of June 30, 2026 and December 31, 2025, there were 14,286 and 14,286 shares of Class B Ordinary Share issued and outstanding, respectively.